Related party balances and transactions - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party balances and transactions
Lease liabilities	$ 2,201	$ 4,661
Transactions related to variable equipment leases with other related parties that are excluded from the lease liability	$ 6,122	$ 5,444
Key management personnel of entity or parent
Related party balances and transactions
Percentage of director remuneration	2.20%	2.70%	2.20%